                              [LOGO] Nationwide(R)

                                  Nationwide(R)
                             VLI Separate Account-5

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2002
                                 WR-0113-12/02

                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide VLI Separate Account-5.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                               /s/ Joseph J.Gasper
                           --------------------------
                           Joseph J.Gasper, President
                                February 24, 2003

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1001 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VLI SEPARATE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31,2002

Assets:

   Investments at fair value:

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         515,794 shares (cost $3,284,184)............................   $ 3,253,526

      W & R Target Funds - Balanced Portfolio (WRBal)
         371,388 shares (cost $2,450,936)............................     2,244,039

      W & R Target Funds - Bond Portfolio (WRBnd)
         494,370 shares (cost $2,769,633)............................     2,770,055

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         773,496 shares (cost $7,142,397)............................     6,243,657

      W & R Target Funds - Growth Portfolio (WRGrowth)
         1,005,672 shares (cost $7,644,161)..........................     6,641,557

      W & R Target Funds - High Income Portfolio (WRHiInc)
         466,776 shares (cost $1,526,106)............................     1,399,674

      W & R Target Funds - International Portfolio (WRIntl)
         254,321 shares (cost $1,387,260)............................     1,212,678

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         71,196 shares (cost $397,920)...............................       399,181

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         1,402,888 shares (cost $1,402,888)..........................     1,402,888

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         272,760 shares (cost $2,952,113)............................     2,590,157

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         542,933 shares (cost $3,776,408)............................     3,387,251

      W & R Target Funds - Value Portfolio (WRValue)
         566,053 shares (cost $2,696,771)............................     2,491,539
                                                                        -----------
            Total Investments........................................    34,036,202

   Accounts Receivable...............................................            16
                                                                        -----------
            Total Assets.............................................    34,036,218

Accounts Payable.....................................................            --
                                                                        -----------
Contract Owners' Equity (note 7).....................................   $34,036,218
                                                                        ===========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total      WRAsStrat     WRBal     WRBnd     WRCoreEq     WRGrowth
                                                       ------------   ---------   --------   -------   ----------   ----------
   Reinvested dividends ............................   $    405,303     50,970      41,732   113,584       36,597          862
   Mortality and expense risk charges ..............             --         --          --        --           --           --
                                                       ------------    -------    --------   -------   ----------   ----------
      Net investment income (loss) .................        405,303     50,970      41,732   113,584       36,597          862
                                                       ------------    -------    --------   -------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     15,624,316     43,878      46,843    37,739      108,095       78,008
   Cost of mutual fund shares sold .................    (15,749,772)   (46,200)    (53,720)  (35,881)    (147,739)    (103,142)
                                                       ------------    -------    --------   -------   ----------   ----------
      Realized gain (loss) on investments ..........       (125,456)    (2,322)     (6,877)    1,858      (39,644)     (25,134)
   Change in unrealized gain (loss)
      on investments ...............................     (3,548,455)    15,141    (184,433)   23,891     (971,604)  (1,054,865)
                                                       ------------    -------    --------   -------     --------   ----------
      Net gain (loss) on investments ...............     (3,673,911)    12,819    (191,310)   25,749   (1,011,248)  (1,079,999)
                                                       ------------    -------    --------   -------   ----------   ----------
   Reinvested capital gains ........................             --         --          --        --           --           --
                                                       ------------    -------    --------   -------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (3,268,608)    63,789    (149,578)  139,333     (974,651)  (1,079,137)
                                                       ============    =======    ========   =======   ==========   ==========

Investment activity:                                   WRHiInc     WRIntl
                                                       --------   --------
   Reinvested dividends ............................    111,727      5,748
   Mortality and expense risk charges ..............         --         --
                                                       --------   --------
      Net investment income (loss) .................    111,727      5,748
                                                       --------   --------

   Proceeds from mutual fund shares sold ...........     15,612     56,701
   Cost of mutual fund shares sold .................    (17,152)   (73,242)
                                                       --------   --------
      Realized gain (loss) on investments ..........     (1,540)   (16,541)
   Change in unrealized gain (loss)
      on investments ...............................   (103,164)  (146,904)
                                                       --------   --------
      Net gain (loss) on investments ...............   (104,704)  (163,445)
                                                       --------   --------
   Reinvested capital gains ........................         --         --
                                                       --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      7,023   (157,697)
                                                       ========   ========

Investment activity:                                   WRLTBond      WRMMkt     WRSciTech    WRSmCap    WRValue
                                                       --------   -----------   ---------   --------   --------
   Reinvested dividends .........................      $  9,143        15,370          21         --     19,549
   Mortality and expense risk charges ...........            --            --          --         --         --
                                                       --------   -----------    --------   --------   --------
      Net investment income (loss) ..............         9,143        15,370          21         --     19,549
                                                       --------   -----------    --------   --------   --------

   Proceeds from mutual fund shares sold ........        29,571    15,038,349      53,800     47,379     68,341
   Cost of mutual fund shares sold ..............       (29,324)  (15,038,349)    (70,457)   (59,232)   (75,334)
                                                       --------   -----------    --------   --------   --------
      Realized gain (loss) on investments .......           247            --     (16,657)   (11,853)    (6,993)
   Change in unrealized gain (loss)
      on investments ............................         2,692            --    (422,134)  (488,819)  (218,256)
                                                       --------   -----------    --------   --------   --------
      Net gain (loss) on investments ............         2,939            --    (438,791)  (500,672)  (225,249)
                                                       --------   -----------    --------   --------   --------
   Reinvested capital gains .....................            --            --          --         --         --
                                                       --------   -----------    --------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 12,082        15,370    (438,770)  (500,672)  (205,700)
                                                       ========   ===========    ========   ========   ========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Year Ended December 31, 2002 and for the Period January 5, 2001 (commencement of operations) through December 31, 2001

                                                            Total                   WRAsStrat
                                                   ------------------------   ---------------------
Investment activity:                                  2002          2001        2002        2001
                                                   -----------   ----------   ---------   ---------
   Net investment income (loss) ................   $   405,303      187,855      50,970      26,110
   Realized gain (loss) on investments .........      (125,456)      (8,305)     (2,322)       (513)
   Change in unrealized gain (loss)
      on investments ...........................    (3,548,455)     153,880      15,141     (45,799)
   Reinvested capital gains ....................            --           --          --          --
                                                   -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    (3,268,608)     333,430      63,789     (20,202)
                                                   -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ..........................    27,916,506   14,482,618     827,056     315,247
   Transfers between funds .....................            --           --   1,597,401     907,543
   Surrenders (note 6) .........................       (88,372)        (460)    (16,503)        (70)
   Death benefits (note 4) .....................          (992)          --          --          --
   Policy loans (net of repayments) (note 5) ...      (189,787)     (85,465)    (12,931)         12
   Deductions for surrender charges (note 2d)...       (70,363)      (6,499)    (13,140)       (993)
   Redemptions to pay cost of insurance
      charges and administration charges
         (notes 2b and 2c) .....................    (3,890,814)    (955,040)   (321,669)    (60,566)
   Asset charges (note 3) ......................      (116,079)     (23,857)     (9,867)     (1,578)
                                                   -----------   ----------   ---------   ---------
         Net equity transactions ...............    23,560,099   13,411,297   2,050,347   1,159,595
                                                   -----------   ----------   ---------   ---------

Net change in contract owners' equity ..........    20,291,491   13,744,727   2,114,136   1,139,393
Contract owners' equity beginning
   of period ...................................    13,744,727           --   1,139,393          --
                                                   -----------   ----------   ---------   ---------
Contract owners' equity end of period ..........   $34,036,218   13,744,727   3,253,529   1,139,393
                                                   ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units .............................     1,499,264           --     121,796          --
                                                   -----------   ----------   ---------   ---------
   Units purchased .............................     5,031,859    2,641,344     252,760     128,599
   Units redeemed ..............................    (2,220,887)  (1,142,080)    (37,823)     (6,803)
                                                   -----------   ----------   ---------   ---------
   Ending units ................................     4,310,236    1,499,264     336,733     121,796
                                                   ===========   ==========   =========   =========

                                                           WRBal                  WRBnd
                                                   ---------------------   -------------------
Investment activity:                                 2002        2001        2002       2001
                                                   ---------   ---------   ---------   -------
   Net investment income (loss) ................      41,732      24,143     113,584    30,125
   Realized gain (loss) on investments .........      (6,877)       (842)      1,858       269
   Change in unrealized gain (loss)
      on investments ...........................    (184,433)    (22,464)     23,891   (23,469)
   Reinvested capital gains ....................          --          --          --        --
                                                   ---------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    (149,578)        837     139,333     6,925
                                                   ---------   ---------   ---------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ..........................     662,974     237,069     437,609    97,342
   Transfers between funds .....................     996,977     821,014   1,714,366   621,395
   Surrenders (note 6) .........................      (4,427)        (29)     (3,802)      (11)
   Death benefits (note 4) .....................          --          --          --        --
   Policy loans (net of repayments) (note 5) ...     (14,923)       (410)    (10,334)        7
   Deductions for surrender charges (note 2d)...      (3,525)       (412)     (3,027)     (154)
   Redemptions to pay cost of insurance
      charges and administration charges
         (notes 2b and 2c) .....................    (243,538)    (48,832)   (197,026)  (24,993)
   Asset charges (note 3) ......................      (7,848)     (1,313)     (6,672)     (903)
                                                   ---------   ---------   ---------   -------
         Net equity transactions ...............   1,385,690   1,007,087   1,931,114   692,683
                                                   ---------   ---------   ---------   -------

Net change in contract owners' equity ..........   1,236,112   1,007,924   2,070,447   699,608
Contract owners' equity beginning
   of period ...................................   1,007,924          --     699,608        --
                                                   ---------   ---------   ---------   -------
Contract owners' equity end of period ..........   2,244,036   1,007,924   2,770,055   699,608
                                                   =========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units .............................     104,565          --      63,596        --
                                                   ---------   ---------   ---------   -------
   Units purchased .............................     179,747     110,301     186,744    66,040
   Units redeemed ..............................     (30,122)     (5,736)    (19,279)   (2,444)
                                                   ---------   ---------   ---------   -------
   Ending units ................................     254,190     104,565     231,061    63,596
                                                   =========   =========   =========   =======


NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2002 and for the Period January 5, 2001
(commencement of operations) through December 31, 2001

                                                          WRCoreEq                WRGrowth
                                                   ----------------------   ----------------------
Investment activity:                                  2002         2001        2002        2001
                                                   ----------   ---------   ----------   ---------
   Net investment income (loss) ................   $   36,597       6,670          862      25,237
   Realized gain (loss) on investments .........      (39,644)     (3,549)     (25,134)     (1,458)
   Change in unrealized gain (loss)
      on investments ...........................     (971,604)     72,864   (1,054,865)     52,262
   Reinvested capital gains ....................           --          --           --          --
                                                   ----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     (974,651)     75,985   (1,079,137)     76,041
                                                   ----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................    1,746,107     662,558    2,041,309     604,913
   Transfers between funds .....................    3,239,618   2,416,926    3,593,173   2,460,624
   Surrenders (note 6) .........................      (12,192)        (74)     (19,928)        (75)
   Death benefits (note 4) .....................         (315)         --         (318)         --
   Policy loans (net of repayments) (note 5) ...      (41,284)     (1,030)     (46,279)    (26,716)
   Deductions for surrender charges
      (note 2d) ................................       (9,707)     (1,049)     (15,867)     (1,058)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (679,500)   (152,503)    (761,299)   (157,143)
   Asset charges (note 3) ......................      (21,053)     (4,171)     (22,568)     (4,123)
                                                   ----------   ---------   ----------   ---------
         Net equity transactions ...............    4,221,674   2,920,657    4,768,223   2,876,422
                                                   ----------   ---------   ----------   ---------

Net change in contract owners' equity ..........    3,247,023   2,996,642    3,689,086   2,952,463
Contract owners' equity beginning
   of period ...................................    2,996,642          --    2,952,463          --
                                                   ----------   ---------   ----------   ---------
Contract owners' equity end of period ..........   $6,243,665   2,996,642    6,641,549   2,952,463
                                                   ==========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units .............................      344,299          --      340,198          --
                                                   ----------   ---------   ----------   ---------
   Units purchased .............................      676,026     363,161      751,029     362,662
   Units redeemed ..............................     (104,953)    (18,862)    (118,866)    (22,464)
                                                   ----------   ---------   ----------   ---------
   Ending units ................................      915,372     344,299      972,361     340,198
                                                   ==========   =========   ==========   =========

                                                         WRHiInc               WRIntl
                                                   -------------------   -------------------
Investment activity:                                  2002       2001       2002       2001
                                                   ---------   -------   ---------   -------
   Net investment income (loss) ................     111,727    30,047       5,748    23,443
   Realized gain (loss) on investments .........      (1,540)     (129)    (16,541)   (2,195)
   Change in unrealized gain (loss)
      on investments ...........................    (103,164)  (23,267)   (146,904)  (27,679)
   Reinvested capital gains ....................          --        --          --        --
                                                   ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................       7,023     6,651    (157,697)   (6,431)
                                                   ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     337,674    55,478     343,992   112,473
   Transfers between funds .....................     845,202   297,551     611,006   484,602
   Surrenders (note 6) .........................      (2,322)       --      (1,450)      (50)
   Death benefits (note 4) .....................          --        --          --        --
   Policy loans (net of repayments) (note 5) ...      (6,571)       --     (11,118)     (266)
   Deductions for surrender charges
      (note 2d) ................................      (1,848)       --      (1,155)     (705)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (119,847)  (15,254)   (127,756)  (28,159)
   Asset charges (note 3) ......................      (3,652)     (408)     (3,904)     (704)
                                                   ---------   -------   ---------   -------
         Net equity transactions ...............   1,048,636   337,367     809,615   567,191
                                                   ---------   -------   ---------   -------

Net change in contract owners'equity ...........   1,055,659   344,018     651,918   560,760
Contract owners' equity beginning
   of period ...................................     344,018        --     560,760        --
                                                   ---------   -------   ---------   -------
Contract owners' equity end of period ..........   1,399,677   344,018   1,212,678   560,760
                                                   =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units .............................      31,247        --      70,992        --
                                                   ---------   -------   ---------   -------
   Units purchased .............................     111,144    32,709     138,657    74,711
   Units redeemed ..............................     (12,633)   (1,462)    (22,075)   (3,719)
                                                   ---------   -------   ---------   -------
   Ending units ................................     129,758    31,247     187,574    70,992
                                                   =========   =======   =========   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2002 and for the Period January 5, 2001 (commencement of operations) through December 31, 2001

                                                       WRLTBond                WRMMkt
                                                  -----------------   -------------------------
Investment activity:                                2002      2001       2002          2001
                                                  --------   ------   -----------   -----------
   Net investment income (loss)................   $  9,143    1,717        15,370        12,486
   Realized gain (loss) on investments.........        247      373            --            --
   Change in unrealized gain (loss)
      on investments...........................      2,692   (1,432)           --            --
   Reinvested capital gains....................         --       --            --            --
                                                  --------   ------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................     12,082      658        15,370        12,486
                                                  --------   ------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6).................     96,967   12,872    18,746,751    11,651,194
   Transfers between funds.....................    274,048   39,384   (17,622,388)  (10,587,924)
   Surrenders (note 6).........................       (185)      --        (9,764)          (13)
   Death benefits (note 4).....................         --       --          (359)           --
   Policy loans (net of repayments) (note 5)...       (884)      --        14,489       (56,649)
   Deductions for surrender charges
      (note 2d)................................       (147)      --        (7,775)         (185)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................    (31,278)  (3,300)     (444,178)     (290,216)
   Asset charges (note 3)......................       (963)     (73)      (11,432)       (6,479)
                                                  --------   ------   -----------   -----------
         Net equity transactions...............    337,558   48,883       665,344       709,728
                                                  --------   ------   -----------   -----------

Net change in contract owners' equity..........    349,640   49,541       680,714       722,214
Contract owners' equity beginning
   of period...................................     49,541       --       722,214            --
                                                  --------   ------   -----------   -----------
Contract owners' equity end of period .........   $399,181   49,541     1,402,928       722,214
                                                  ========   ======   ===========   ===========

CHANGES IN UNITS:
   Beginning units.............................      4,470       --        69,373            --
                                                  --------   ------   -----------   -----------
   Units purchased.............................     32,652    5,434     1,793,564     1,128,158
   Units redeemed..............................     (2,961)    (964)   (1,729,695)   (1,058,785)
                                                  --------   ------   -----------   -----------
   Ending units................................     34,161    4,470       133,242        69,373
                                                  ========   ======   ===========   ===========

                                                        WRSciTech                WRSmCap
                                                  ---------------------   ---------------------
Investment activity:                                2002         2001       2002        2001
                                                  ---------   ---------   ---------   ---------
   Net investment income (loss)................          21       5,979          --          13
   Realized gain (loss) on investments.........     (16,657)       (172)    (11,853)        (81)
   Change in unrealized gain (loss)
      on investments...........................    (422,134)     60,178    (488,819)     99,662
   Reinvested capital gains....................          --          --          --          --
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................    (438,770)     65,985    (500,672)     99,594
                                                  ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6).................   1,025,963     367,617   1,048,618     297,657
   Transfers between funds.....................   1,162,759     899,386   1,808,514   1,154,369
   Surrenders (note 6).........................      (8,143)        (93)     (8,231)        (45)
   Death benefits (note 4).....................          --          --          --          --
   Policy loans (net of repayments) (note 5)...     (24,910)       (307)    (27,428)       (106)
   Deductions for surrender charges
      (note 2d)................................      (6,484)     (1,307)     (6,554)       (636)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................    (355,916)    (84,442)   (385,485)    (78,786)
   Asset charges (note 3)......................      (9,440)     (1,751)    (11,579)     (1,990)
                                                  ---------   ---------   ---------   ---------
         Net equity transactions...............   1,783,829   1,179,103   2,417,855   1,370,463
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity..........   1,345,059   1,245,088   1,917,183   1,470,057
Contract owners' equity beginning
   of period...................................   1,245,088          --   1,470,057          --
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period .........   2,590,147   1,245,088   3,387,240   1,470,057
                                                  =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units.............................     145,565          --     148,567          --
                                                  ---------   ---------   ---------   ---------
   Units purchased.............................     312,871     156,485     344,223     157,368
   Units redeemed..............................     (60,064)    (10,920)    (55,094)     (8,801)
                                                  ---------   ---------   ---------   ---------
   Ending units................................     398,372     145,565     437,696     148,567
                                                  =========   =========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2002 and for the Period January 5, 2001 (commencement of operations) through December 31, 2001

                                                         WRValue
                                                  --------------------
Investment activity:                                 2002       2001
                                                  ----------   -------
   Net investment income (loss)................   $   19,549     1,885
   Realized gain (loss) on investments.........       (6,993)       (8)
   Change in unrealized gain (loss)
      on investments...........................     (218,256)   13,024
   Reinvested capital gains....................           --        --
                                                  ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................     (205,700)   14,901
                                                  ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      601,486    68,198
   Transfers between funds.....................    1,779,324   485,130
   Surrenders (note 6).........................       (1,425)       --
   Death benefits (note 4).....................           --        --
   Policy loans (net of repayments) (note 5)...       (7,614)       --
   Deductions for surrender charges
      (note 2d)................................       (1,134)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (223,322)  (10,846)
   Asset charges (note 3)......................       (7,101)     (364)
                                                  ----------   -------
         Net equity transactions...............    2,140,214   542,118
                                                  ----------   -------

Net change in contract owners' equity..........    1,934,514   557,019
Contract owners' equity beginning
   of period...................................      557,019        --
                                                  ----------   -------
Contract owners' equity end of period .........   $2,491,533   557,019
                                                  ==========   =======

CHANGES IN UNITS:
   Beginning units.............................       54,596        --
                                                  ----------   -------
   Units purchased.............................      252,442    55,716
   Units redeemed..............................      (27,322)   (1,120)
                                                  ----------   -------
   Ending units................................      279,716    54,596
                                                  ==========   =======

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1) Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses and note 3 for asset charges.

          Contract owners may invest in the following funds:

               Portfolios of the Waddell and Reed: W & R Target Funds, Inc.;
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                  (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

          At December 31, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Policy Charges

     (a)  Deductions from Premium

          On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). The charges are assessed against each contract by liquidating units.

          For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year; $5 during policy years 2 through 20 if the specified amount is equal to or greater than $150,000; $3 during policy years 2 through 20 if the specified amount is less than $150,000; $0 during policy years 21 and on. If, at any time, there is an increase in specified amount the per $1,000 basic coverage charge will be assessed based on the amount of increase and the age of the younger insured at the time of the increase. The per $1,000 basic coverage charge assessed as a result of the specified amount increase will be assessed for three policy years. The charges are assessed against each contract by liquidating units.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, Continued

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

          No surrender charge is assessed on any contract surrendered after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For Select Life and Survivorship Life contracts, the Company deducts a charge equal to an annual effective rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account (reduced to 10% after 15th policy year), and 0.10% of cash value attributable to the variable account in excess of $250,000. This charge is assessed monthly by liquidating units.

(4)  Death Benefits

     For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary.For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value (90% of the variable account value less the applicable deferred sales charge value). Select Life and Survivorship Life contracts are charged 3.9% on the outstanding loan balance and are due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $18,427 and $6,041, respectively, and total transfers from the Account to the fixed account were $242,264 and $91,129, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(7)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the year ended December 31, 2002 and the period January 5, 2001 (commencement of operations) through December 31, 2001.

                                                        Contract                                           Investment
                                                         Expense                Unit         Contract        Income       Total
                                                          Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                        --------   -------   ----------   --------------   ----------   ---------
     W & R Target Funds - Asset Strategy Portfolio
        2002 ........................................     0.00%    336,733   $ 9.662043     $3,253,529        2.32%        3.28%
        2001 ........................................     0.00%    121,796     9.354930      1,139,393        4.58%       -9.96%

     W & R Target Funds - Balanced Portfolio
        2002 ........................................     0.00%    254,190     8.828185      2,244,036        2.57%       -8.41%
        2001 ........................................     0.00%    104,565     9.639210      1,007,924        4.79%       -5.94%

     W & R Target Funds - Bond Portfolio
        2002 ........................................     0.00%    231,061    11.988413      2,770,055        6.55%        8.98%
        2001 ........................................     0.00%     63,596    11.000810        699,608        8.61%        7.47%

     W & R Target Funds - Core Equity Portfolio
        2002 ........................................     0.00%    915,372     6.820904      6,243,665        0.79%      -21.63%
        2001 ........................................     0.00%    344,299     8.703605      2,996,642        0.45%      -14.91%

     W & R Target Funds - Growth Portfolio
        2002 ........................................     0.00%    972,361     6.830333      6,641,549        0.02%      -21.30%
        2001 ........................................     0.00%    340,198     8.678660      2,952,463        1.71%      -14.34%

     W & R Target Funds - High Income Portfolio
        2002 ........................................     0.00%    129,758    10.786828      1,399,677       12.82%       -2.02%
        2001 ........................................     0.00%     31,247    11.009645        344,018       17.47%        9.18%

     W & R Target Funds - International Portfolio
        2002 ........................................     0.00%    187,574     6.465064      1,212,678        0.65%      -18.15%
        2001 ........................................     0.00%     70,992     7.898920        560,760        8.36%      -22.23%

     W & R Target Funds - Limited-Term Bond Portfolio
        2002 ........................................     0.00%     34,161    11.685285        399,181        4.08%        5.43%
        2001 ........................................     0.00%      4,470    11.083054         49,541        6.93%        9.21%

     W & R Target Funds - Money Market Portfolio
        2002 ........................................     0.00%    133,242    10.529172      1,402,928        1.45%        1.14%
        2001 ........................................     0.00%     69,373    10.410587        722,214        3.46%        3.59%

     W & R Target Funds - Science & Technology
        Portfolio
        2002 ........................................     0.00%    398,372     6.501829      2,590,147        0.00%      -23.99%
        2001 ........................................     0.00%    145,565     8.553483      1,245,088        0.96%      -11.91%

     W & R Target Funds - Small Cap Portfolio
        2002 ........................................     0.00%    437,696     7.738796      3,387,240        0.00%      -21.79%
        2001 ........................................     0.00%    148,567     9.894912      1,470,057        0.00%       -1.93%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                 Contract                                           Investment
                                                 Expense                 Unit         Contract       Income          Total
                                                  Rate*      Units    Fair Value   Owners' Equity    Ratio**       Return***
                                                 --------   -------   ----------   --------------   ----------     ---------

     W & R Target Funds - Value Portfolio
        2002 .................................     0.00%    279,716   $ 8.907366    $ 2,491,533       1.28%      -12.69%
        2001 .................................     0.00%     54,596    10.202567        557,019       0.68%        2.03% 5/1/01
                                                                                    -----------
     Contract Owners' Equity Total By Year
        2002 .................................                                      $34,036,218
                                                                                    ===========
        2001 .................................                                      $13,744,727
                                                                                    ===========

  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-5:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS,
OHIO 43215-2220
                                                                  --------------
                                                                     Bulk Rate
                                                                    U.S. Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                  --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company